Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
hedging activities consist of:

		Assets (Liabilities or Equity) Fair Value
In millions	Balance Sheet Classification	As of December 31, 2013	As of December 31, 2012
Derivatives designated as hedging:
Interest rate swaps	Prepaid and other current assets	$1.6	$—
Interest rate swaps	Accumulated other comprehensive income	(1.6)	—
Interest rate swaps	Accrued liabilities	(2.4)	(5.0)
Interest rate swaps	Accumulated other comprehensive loss	1.6	4.3
Cross currency swaps	Accrued liabilities	(2.4)	—
Cross currency swaps	Accumulated other comprehensive loss	2.4	—
Derivatives not designated as hedging:
Note hedge	Note hedge derivative asset	$514.8	$—
Conversion option	Conversion option derivative liability	(506.5)	—
Warrant	Warrant derivative liability	(270.5)	—
Currency forward contracts	Prepaid and other current assets	0.7	0.5
Currency forward contracts	Accrued liabilities	(11.5)	(7.1)
Interest rate swaps	Prepaid and other current assets	1.0	—
Interest rate swaps	Accrued liabilities	(0.2)	—

		Losses
In millions	Statement of Operations Classification	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$8.0	$9.0	$7.4
Interest rate swaps	Interest expense	0.2	—	—

Schedule of Interest Rate Derivatives

Designation	Notional Amount in Local Currency (in millions)	Notional Currency	Fixed Rate	Variable Rate	Termination Date	Assets (Liabilities) Fair Value at December 31, 2013
Interest rate swap #1 - Cash Flow Hedge	4.2	EURO	5.10%	Euribor plus 1.5%	6/30/2023	$(1.4)
Interest rate swap #2 - Cash Flow Hedge	1.7	EURO	5.10%	Euribor plus 1.5%	6/30/2023	$(0.6)
Interest rate swap #3 - Cash Flow Hedge	30.8	CAD	3.30%	Canadian Deposit Offering Rate	6/5/2028	$(0.4)
Interest rate swap #4 - Cash Flow Hedge	1,856.1	ZAR	2.74%	3-Month USD LIBOR BBA plus 230 bps spread	9/30/2014	$1.6
Interest rate swap #5 - Cash Flow Hedge	12.4	CAD	3.61%	3 Month CDOR	7/31/2031	$—
Interest rate swap #6 - Economic Hedge	94.0	MYR	4.25%	MYR-KLIBOR-BNM	3/31/2028	$0.4
Interest rate swap #7 - Economic Hedge	37.9	MYR	4.40%	MYR-KLIBOR-BNM	3/31/2028	$0.1
Interest rate swap #8 - Economic Hedge	180.0	THB	6.47%	MLR minus 2.0%	12/31/2023	$(0.2)
Interest rate swap #9 - Economic Hedge	1,459.7	ZAR	5.25%	ZAR-JIBAR-SAFEX Rate	3/31/2024	$0.1
Interest rate swap #10 - Economic Hedge	1,296.8	ZAR	5.25%	ZAR-JIBAR-SAFEX Rate	3/31/2024	$0.4